Income Tax - Schedule of Valuation Allowance (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Valuation Allowance [Abstract]
Beginning balance	$ (22,767)
Change	(6,066)
Ending balance	$ (28,833)